Share Capital (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2022 GBP (£) vote_per_share £ / shares shares	Jun. 30, 2021 GBP (£) £ / shares shares		Jun. 30, 2020 GBP (£)	[1]
Authorised share capital [Abstract]
Number of shares authorised (in shares)	60,000,000
Par value per share (in gbp per share) | £ / shares	£ 0.02	£ 0.02
Share capital, shares authorized, value | £	£ 1,200	£ 1,200
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	56,763,870	55,718,456
Share capital | £	£ 1,135	£ 1,114	[1]	£ 1,099
Number of shares issued (in shares)	1,045,414	790,287
Restricted period of time for share transfers (in days)	180 days
Conversion ratio of ordinary shares	1
Class A ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	40,666,258	37,841,734
Share capital | £	£ 813	£ 756
Class B ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	16,097,612	17,876,722
Share capital | £	£ 322	£ 358
Number of votes per share | vote_per_share	10
Restricted period of time for share transfers (in days)	180 days
Class B ordinary shares | 18 Month Anniversary
Number of shares issued [Abstract]
Percentage limitation of share transfer	25.00%
Class B ordinary shares | Third Anniversary
Number of shares issued [Abstract]
Percentage limitation of share transfer	40.00%
Class B ordinary shares | Fifth Anniversary
Number of shares issued [Abstract]
Percentage limitation of share transfer	60.00%
Class C ordinary shares
Number of shares issued [Abstract]
Number of votes per share | vote_per_share	1

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).